Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans, Net of Contributions Made by Employees (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 27,761	¥ 27,342	¥ 23,668
Interest costs on projected benefit obligation	25,182	25,062	25,192
Expected return on plan assets	(40,209)	(15,120)	(52,273)
Amortization of prior service benefit	(319)	(318)	(375)
Amortization of net actuarial loss (gain)	15,532	36,483	6,297
Special termination benefits	4,222	4,387	7,440
Loss on settlement			1,791
Gain on curtailment			(748)
Net periodic benefit cost	¥ 32,169	¥ 77,836	¥ 10,992